Investment Securities - Schedule of Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in one year or less	$ 9,526
Due after one year through five years	17,261
Due after five years through ten years	30,236
Due after ten years	120,570
Total	177,593
Mortgage-backed securities	119,556
Total Amortized Cost	297,149	$ 310,411
Fair Value
Due in one year or less	9,289
Due after one year through five years	16,103
Due after five years through ten years	26,999
Due after ten years	95,657
Total	148,048
Mortgage-backed securities	102,699
Fair Value	$ 250,747	$ 310,870